Consolidated Condensed Statements of Operations - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Operating expenses
General and administrative expenses	$ 2,272,365	$ 219,771
Franchise tax expense	49,315	122,242
Total operating expenses	(2,321,680)	(342,013)
Change in fair value of warrant liabilities	(3,342,533)	(4,664,000)
Offering costs associated with private placement warrants		(9,344)
Net gain from investments held in Trust Account	47,067	227,051
Loss before income tax expense		(4,788,306)
Income tax expense		22,010
Net loss	$ (5,617,146)	$ (4,810,316)
Class A Common Stock
Operating expenses
Weighted average common stock outstanding, basic and diluted	48,300,000	48,042,857
Basic and diluted net income (loss) per share	$ 0.00	$ 0.00
Class B Common Stock
Operating expenses
Weighted average common stock outstanding, basic and diluted	12,075,000	11,509,432
Basic and diluted net income (loss) per share	$ (0.47)	$ (0.43)